Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial investments.
Schedule of financial investments

	2022	2021
Financial investments (a)	422,140	1,013,550
Other	506	506
	422,646	1,014,056
Current	391,785	973,294
Non-current	30,861	40,762
(a)	Financial investments correspond mainly to investments in bank deposit certificates (CDB) and automatic applications of cash balances, managed by highly credit-rated financial institutions authorized to operate by the Central Bank of Brazil, with maturity of more than three months from the date of acquisition. As of December 31, 2022, the average interest on these investments is equivalent to 105,7% (2021: 101.7%) of the CDI. The average CDI rate during the year ended December 31, 2022 was 12,38% (2021: 4,39)%. Income received on financial investments is classified as investing activity in the cash flow statements.